Shareholder Report, Holdings (Details)	May 31, 2025
C000248559 | B4TP9G2 | Dollarama, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248559 | 2854238 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | 2521800 | Loblaw Companies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | 5671519 | Wolters Kluwer N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | 6180412 | Computershare Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | BBT3PS9 | Plus500 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | B1YW440 | 3i Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | B2B0DG9 | RELX PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000248559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000248559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000248559 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000248559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000248559 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000247101 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247101 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247101 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 366651107 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247101 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247101 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000247101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000247101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%